Note 19 - Off-balance sheet lending commitments and guarantee business, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	€ 443	[2],[3]	€ 419
Movements in financial assets including new business		99	[3],[4]	13	[1],[2]	€ 75
Transfers due to changes in creditworthiness	[1],[2]			0
Changes in models	[1],[2]			0
Foreign exchange and other changes		9	[3],[4]	12	[1],[2]	1
Balance, end of reporting period		551	[3],[4],[5]	443	[1],[2],[3]	419	[1]
Provision for Credit Losses excluding country risk	[6]	99	[3],[4],[7]	13	[1],[2],[8],[9]
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	108	[2],[3]	144
Movements in financial assets including new business		21	[3],[4]	(43)	[1],[2]	13
Transfers due to changes in creditworthiness		12	[3],[4]	3	[1],[2]
Changes in models	[1],[2]			0
Foreign exchange and other changes		4	[3],[4]	3	[1],[2]	3
Balance, end of reporting period		144	[3],[4],[5]	108	[1],[2],[3]	144	[1]
Provision for Credit Losses excluding country risk	[6]	33	[3],[4],[7]	(40)	[1],[2],[8],[9]
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	111	[2],[3]	74
Movements in financial assets including new business		(1)	[3],[4]	38	[1],[2]	21
Transfers due to changes in creditworthiness		(15)	[3],[4]	(5)	[1],[2]
Changes in models	[1],[2]			0
Foreign exchange and other changes		3	[3],[4]	3	[1],[2]	4
Balance, end of reporting period		97	[3],[4]	111	[1],[2],[3]	74	[1]
Provision for Credit Losses excluding country risk	[6]	(16)	[3],[4],[7]	33	[1],[2],[8],[9]
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	225	[2],[3]	200
Movements in financial assets including new business		78	[3],[4]	18	[1],[2]	41
Transfers due to changes in creditworthiness		3	[3],[4]	2	[1],[2]
Changes in models	[1],[2]			0
Foreign exchange and other changes		3	[3],[4]	6	[1],[2]	(6)
Balance, end of reporting period		310	[3],[4]	225	[1],[2],[3]	200	[1]
Provision for Credit Losses excluding country risk	[6]	82	[3],[4],[7]	19	[1],[2],[8],[9]
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	€ 0	[2],[4]	0
Movements in financial assets including new business				0	[1],[2]	0
Transfers due to changes in creditworthiness	[1],[2]			0
Changes in models	[1],[2]			0
Foreign exchange and other changes				0	[1],[2]	0
Balance, end of reporting period	[1]			0	[2],[4]	€ 0
Provision for Credit Losses excluding country risk	[1],[2],[6],[8],[9]			€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022.
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022.
[5]	[1]Prior year’s comparatives aligned to presentation in the current year.
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[7]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[8]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[9]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.